UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-3850

Exact name of registrant as specified in charter:	Delaware Group Tax Free Fund

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2007

Item 1. Schedule of Investments (Unaudited)

Schedule of Investments (Unaudited)

Delaware Tax-Free USA Intermediate Fund

May 31, 2007

	Principal
	Amount	Value
Municipal Bonds – 92.50%
Corporate Revenue Bonds – 6.33%
Alliance Airport Authority, Texas Special Facilities Revenue (Federal Express Corp. Project)
4.85% 4/1/21 (AMT)	$2,000,000	$2,004,440
Brazos, Texas River Authority Pollution Control Revenue (Texas Utilities) 5.40% 5/1/29 (AMT)	1,000,000	1,021,990
Connecticut State Development Authority Pollution Control Revenue (Connecticut Light & Power) Series A
•3.35% 5/1/31 (AMBAC) (AMT)	1,300,000	1,289,808
5.85% 9/1/28	1,145,000	1,191,086
•Farmington, New Mexico Pollution Control Revenue (El Paso Electric Co. Project) Series A
4.00% 6/1/32 (FGIC)	1,000,000	992,720
•Forsyth, Montana Pollution Control Revenue (Portland General Project) Series A 5.20% 5/1/33	1,005,000	1,025,110
¶Golden State, California Tobacco Securitization Corporation Settlement Revenue Refunding
Asset-Backed Senior Convertible Series A-2 5.30% 6/1/37	1,500,000	1,136,505
Indianapolis, Indiana Airport Authority Revenue Special Facilities (Federal Express Corp. Project)
5.10% 1/15/17 (AMT)	750,000	784,140
Liberty, New York Development Revenue (Goldman Sachs Headquarters) 5.25% 10/1/35	3,000,000	3,340,050
Memphis-Shelby County, Tennessee Airport Authority Special Facilities Revenue (Federal Express Corp. Project)
5.05% 9/1/12	1,000,000	1,038,990
Michigan State Strategic Funding Limited Obligation Revenue (Detroit Edison Co. Project)
Series A 5.50% 6/1/30 (XLCA) (AMT)	1,000,000	1,068,590
Ohio State Air Quality Development Authority Revenue Environmental Improvement (USX Project)
5.00% 11/1/15	1,000,000	1,043,170
Prattville, Alabama Industrial Development Board Environmental Improvement Revenue
(International Paper Co. Project) Series A 6.70% 3/1/24 (AMT)	1,000,000	1,062,530
•Sabine, Texas River Authority Pollution Control Revenue (TXU Electric Co. Project)
Series A 5.50% 5/1/22	1,000,000	1,020,340
South Carolina Jobs Economic Development Authority Industrial Revenue (South
Carolina Electric & Gas Co. Project) Series B 5.45% 11/1/32 (AMBAC) (AMT)	500,000	527,035
Sugar Creek, Missouri Industrial Development Revenue (Lafarge North America Project)
Series A 5.65% 6/1/37 (AMT)	500,000	526,625
Tobacco Settlement Financing Corporation, Virginia Senior Series B-1 5.00% 6/1/47	1,375,000	1,347,734
Toledo, Lucas County, Ohio Port Authority Development Revenue (Northwest Ohio
Bond Fund-Alex Products Inc.) Series B 6.125% 11/15/09 (AMT)	540,000	554,926
		20,975,789
Education Revenue Bonds – 9.79%
California Municipal Finance Authority Educational Revenue (American Heritage
Education Foundation Project) Series A 5.25% 6/1/26	1,000,000	1,044,840
Chattanooga, Tennessee Health Educational & Housing Facilities Board Revenue (CDFI
Phase I, LLC Project) Series B 5.50% 10/1/20	1,220,000	1,256,563
El Paso County, Texas Community College District Revenue (Combination Fee Building)
5.00% 4/1/21 (MBIA)	1,250,000	1,326,188
Fulton County, Georgia Development Authority Revenue (Molecular Science Building Project)
5.25% 5/1/21 (MBIA)	1,000,000	1,070,480
Grand Traverse, Michigan Public School Academy Revenue 5.00% 11/1/36	900,000	900,324
Illinois Finance Authority Student Housing Revenue Series B 5.00% 5/1/30	3,250,000	3,282,695
Illinois Financial Authority Revenue (Illinois Institute of Technology) Series A 5.00% 4/1/36	825,000	834,339
Massachusetts State Health & Educational Facilities Authority Revenue
(Nichols College Project) Series C 6.125% 10/1/29	1,000,000	1,049,810
(Berklee College of Music Project) Series E 5.10% 10/1/27 (MBIA)	6,000,000	6,132,421
Michigan Higher Education Facilities Authority Revenue (Kalamazoo College Project)
5.50% 12/1/19	500,000	528,510
New Jersey State Educational Facilities Authority Revenue (Georgian Court College Project)
Series C 6.50% 7/1/33	500,000	556,050
New York State Dormitory Authority Revenue
(Brooklyn Law School) Series A 5.50% 7/1/18 (RADIAN)	1,000,000	1,068,560
(Long Island University) Series B 5.50% 9/1/20 (RADIAN)	1,000,000	1,067,630

¶New York State Dormitory Authority Revenue Non State Supported Debt (University of Rochester)
Series A-2 4.65%7/1/39	1,445,000	1,165,479
North Carolina Capital Facilities Financial Agency Revenue (Duke University Project) Series B
4.25% 7/1/42	460,000	423,462
Ohio State Higher Educational Facility Revenue
(John Carroll University) 5.50% 11/15/18	335,000	360,296
•(Kenyon College Project) 4.70% 7/1/37	1,000,000	1,027,700
Ohio State University General Receipts Series B 5.25% 6/1/21	1,000,000	1,061,170
Pennsylvania State Higher Educational Facilities Authority College & University
Revenue (Geneva College Project) 6.125% 4/1/22	1,000,000	1,066,900
San Leanna, Texas Higher Educational Facilities Revenue (Saint Edwards University Project)
5.125% 6/1/36	1,100,000	1,122,737
Tulsa, Oklahoma Industrial Authority Student Housing Revenue (University of Tulsa)
5.00% 10/1/37	1,000,000	1,026,190
University of California Revenue Series A 5.125% 5/15/20 (AMBAC)	250,000	264,430
University of Oklahoma Research Facilities Revenue 5.00% 3/1/23 (AMBAC)	1,065,000	1,108,058
University of Texas Revenue (FING System) Series F 5.00% 8/15/24	3,510,000	3,710,210
		32,455,042
Electric Revenue Bonds – 4.38%
Long Island, New York Power Authority Electric System Revenue Series E 5.00%
12/1/22 (FGIC)	2,500,000	2,648,325
Metropolitan Government Nashville & Davidson County, Tennessee Electric Revenue
Series B 5.50% 5/15/14	1,000,000	1,093,960
Oliver County North Dakota Pollution Control Revenue (Square Butte Electric Coop) Series A
5.30% 1/1/27 (AMBAC)	1,500,000	1,555,590
Orlando, Florida Utilities Commission Water & Electric Revenue 5.25% 10/1/20	555,000	587,334
Philadelphia, Pennsylvania Gas Works Revenue First Series A 5.375% 7/1/15 (FSA)	2,000,000	2,031,560
Rochester, Minnesota Electric Utilities Revenue Series C 5.00% 12/1/18 (MBIA)	2,000,000	2,146,320
Roseville, California National Gas Financing Authority Gas Revenue 5.00% 2/15/18	2,500,000	2,660,875
South Carolina State Public Service Authority Revenue Refunding Series A 5.125%
1/1/21 (FSA)	1,000,000	1,054,110
Texas Municipal Power Agency Revenue 4.00% 9/1/11 (AMBAC)	750,000	750,188
		14,528,262
Escrowed to Maturity Bonds – 0.06%
Southcentral, Pennsylvania General Authority Revenue (Welllspan Health Obligated Project) 5.625% 5/15/26	180,000	192,616
		192,616
Health Care Revenue Bonds – 17.84%
Allegheny County, Pennsylvania Hospital Development Authority Revenue (Heath System-West
Pennsylvania) Series A 5.375% 11/15/40	770,000	784,977
Apple Valley, Minnesota Economic Development Authority Health Care Revenue
(Evercare Senior Living LLC Projects) Series A 6.00% 12/1/25	1,000,000	1,012,280
California Health Facilities Financing Authority Revenue Insured (California-Nevada-Methodist) 5.00% 7/1/26	1,745,000	1,804,138
California Municipal Finance Authority Certificates of Participation Revenue
(Central California Community Hospital Project) 5.25% 2/1/46	3,000,000	3,062,489
California Statewide Communities Development Authority Revenue (Kaiser Permenante)
5.25% 3/1/45	2,000,000	2,062,100
Chatham County, Georgia Hospital Authority Revenue (Memorial Health Medical Center)
Series A 6.125% 1/1/24	1,000,000	1,065,980
Cleveland-Cuyahoga County, Ohio Port Authority Revenue (Saint Clarence-Geac)
Series A 6.125% 5/1/26	715,000	736,657
Cumberland County, Pennsylvania Municipal Authority Revenue (Diakon Lutheran Ministries Project)
5.00% 1/1/36	1,070,000	1,073,595
Cuyahoga County, Ohio Revenue (Cleveland Clinic Health System) Series A 6.00% 1/1/21	1,000,000	1,097,110
Duluth, Minnesota Economic Development Authority Health Care Facilities Revenue
(Benedictine Health System-St. Mary's Hospital)
5.25% 2/15/28	2,000,000	2,059,600
5.50% 2/15/23	1,000,000	1,049,590
Florence County, South Carolina Hospital Revenue (McLeod Regional Medical Center
Project) Series A 5.25% 11/1/27 (FSA)	1,000,000	1,060,720
Georgia Medical Center Hospital Authority Revenue (Spring Harbor Green Island Project) 5.25% 7/1/37	2,300,000	2,326,289
•Highlands County, Florida Health Facilities Authority Revenue (Adventist Health System)
Series I 5.00% 11/15/29	2,000,000	2,047,520
Indiana Health Facility Financing Authority Hospital Revenue (Deaconess Hospital
Obligation) Series A 5.375% 3/1/29 (AMBAC)	700,000	746,802
Lakeland, Florida Hospital System Revenue (Lakeland Regional Health System) 5.00% 11/15/32	3,000,000	3,049,679
Lawrence, Kansas Hospital Authority Revenue (Lawrence Memorial Hospital) 5.125% 7/1/36	2,000,000	2,036,260
Lee Memorial Health System Florida Hospital Revenue Series A 5.00% 4/1/37	3,000,000	3,044,039

Louisville & Jefferson County, Kentucky Metro Government Health System Revenue
(Norton Healthcare Inc.) 5.25% 10/1/36	2,500,000	2,590,325
Maple Grove, Minnesota Health Care Facilities Revenue
(North Memorial Health Care) 5.00% 9/1/29	2,000,000	2,039,120
Maple Grove, Minnesota Health Care Systems Revenue (Maple Grove Hospital Corp.) 5.25% 5/1/37	2,015,000	2,085,485
Maryland State Health & Higher Education Facilities Authority Revenue
(Union Hospital of Cecil County) 5.625% 7/1/32	500,000	527,260
Michigan State Hospital Finance Authority Revenue
(Henry Ford Health System) Series A 5.25% 11/15/46	1,000,000	1,035,090
(Oakwood Obligation Group) 5.50% 11/1/14	2,230,000	2,377,292
(Trinity Health Credit) Series C 5.375% 12/1/23	500,000	525,705
Minneapolis, Minnesota Health Care System Revenue (Allina Health Systems)
Series A 5.75% 11/15/32	500,000	531,790
Montana Facility Finance Authority Revenue (Saint Peters Hospital Project) 5.00% 6/1/36	1,750,000	1,778,928
Multnomah County, Oregon Hospital Facilities Authority Revenue (Providence Health System)
5.25% 10/1/22	1,000,000	1,056,250
New Hampshire Health & Education Facilities Authority Revenue (Elliot Hospital) Series B
5.60% 10/1/22	1,000,000	1,054,110
New Jersey Health Care Facilities Financing Authority Revenue (Trinitas Hospital Obligation
Group) Series A 5.25% 7/1/30	1,500,000	1,532,325
North Carolina Medical Care Commission Health Care Facilities Revenue
(First Mortgage-Presbyterian Homes) 5.40% 10/1/27	1,200,000	1,242,612
(Pennybryn at Mayfield Project) Series A 6.125% 10/1/35	1,700,000	1,798,039
North Texas Health Facilities Development Corporation Hospital Revenue (United
Regional Health Care System, Inc. Project) 6.00% 9/1/23	1,000,000	1,076,620
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue
(Trezevant Manor Project) Series A 5.75% 9/1/37	1,000,000	1,025,130
St. Mary Hospital Authority Pennsylvania Health System Revenue (Catholic Health East)
Series A 5.25% 11/15/16	1,200,000	1,266,156
•Series F 4.421% 11/15/34	1,000,000	999,000
St. Paul, Minnesota Housing & Redevelopment Authority Healthcare Facilities Revenue
(Healthpartners Obligation Group Project) 5.25% 5/15/36	1,000,000	1,025,830
St. Paul, Minnesota Housing & Redevelopment Authority Hospital Revenue (Health East Project)
6.00% 11/15/25	1,000,000	1,090,920
Suffolk, Virginia Industrial Development Authority Retirement Facilities Revenue (First
Mortgage-Lake Prince) 5.15% 9/1/24	725,000	737,485
Terrebonne Parish, Louisiana Hospital Service District #1 Hospital Revenue (Terrebonne
General Medical Center Project) 5.50% 4/1/33 (AMBAC)	1,500,000	1,612,440
		59,127,737
Housing Revenue Bonds – 0.67%
California State Department Veteran Affairs Home Purchase Revenue Series A 4.60% 12/1/28	1,250,000	1,232,363
Maryland State Community Development Administration Department Housing & Community Development
Residential Series A 4.70% 9/1/37 (AMT)	1,000,000	972,090
		2,204,453
Lease Revenue Bonds – 4.28%
California State Public Works Board Lease Revenue (Department of General Services-Butterfield Street)
Series A 5.25% 6/1/25	1,000,000	1,061,300
Golden State, California Tobacco Securitization Corporation Settlement Revenue Refunding
Asset-Backed Series A
5.00% 6/1/18	2,000,000	2,021,480
5.00% 6/1/21 (AMBAC)	1,000,000	1,036,440
Hudson Yards, New York Infrastructure Revenue Series A 5.00% 2/15/47	3,250,000	3,369,437
Michigan State Building Authority Revenue Series I 5.50% 10/15/18	2,175,000	2,309,502
Missouri State Development Finance Board Infrastructure Facilities Revenue
(Crackerneck Creek Project) Series C 5.00% 3/1/28	1,600,000	1,642,080
New York State Municipal Bond Bank Agency Special School Purpose Revenue Series C
5.25% 6/1/22	1,000,000	1,055,180
•Puerto Rico Public Buildings Authority Revenue (Guaranteed Government Facilities) Series J 5.00% 7/1/28	1,000,000	1,035,080
•Puerto Rico Public Finance Corporate Revenue Series A 5.25% 8/1/29 (MBIA)	620,000	654,956
		14,185,455
Local General Obligation Bonds – 11.25%
^Anaheim, California City School District Election 2002 4.58% 8/1/25 (MBIA)	2,500,000	1,095,450
Belton, Missouri School District #124 Series B 5.25% 3/1/23	1,000,000	1,071,860
Boerne, Texas Independent School District Building
5.25% 2/1/26 (PSF)	4,495,000	4,728,245
5.25% 2/1/29 (PSF)	1,500,000	1,576,290
Chicago, Illinois Project & Refunding Series C 5.50% 1/1/40 (FGIC)	2,940,000	3,087,412

Coralville, Iowa Urban Renewal Revenue Tax Increment Series C
5.00% 6/1/47	850,000	832,431
5.125% 6/1/39	500,000	506,050
East Homestead Community Development District Florida Special Assessment Revenue
Series B 5.00% 5/1/11	390,000	389,903
Florida State Board of Education Capital Outlay Public Education Series D 5.75% 6/1/22	2,000,000	2,118,120
Lansing, Michigan Community College (College Building and Site) 5.00% 5/1/21 (MBIA)	1,325,000	1,385,274
Licking County, Ohio Joint Vocational School District School Facilities Construction and
Improvement 5.00% 12/1/19 (MBIA)	1,000,000	1,046,170
Los Angeles, California Unified School District
Election 2004 Series G 5.00% 7/1/13 (AMBAC)	2,000,000	2,130,880
Series A-2 4.25% 1/1/28 (FGIC)	355,000	340,122
Marana, Arizona Tangerine Farms Road Improvement District Revenue 4.60% 1/1/26	810,000	788,640
Mecklenburg County, North Carolina Public Improvement Series A 5.00% 2/1/11	4,775,000	4,978,271
Middlesex County, New Jersey Improvement Authority Revenue (County Guaranteed
Open Space Trust) 5.25% 9/15/20	1,000,000	1,065,690
Modesto, California Special Tax Community Facilities District #04-1 Village 2 5.15% 9/1/36	1,500,000	1,519,155
New York City, New York
Series G 5.25% 8/1/15	1,000,000	1,065,770
Series I 5.00% 8/1/21	1,000,000	1,044,920
Series J 5.00% 3/1/35	2,000,000	2,074,620
Series J 5.50% 6/1/23	100,000	107,133
Powell, Ohio 5.50% 12/1/25 (FGIC)	1,500,000	1,604,760
Richmond Heights, Missouri Tax Increment & Transaction Sales Tax Revenue
Refunding & Improvement (Francis Place Redevelopment Project) 5.625% 11/1/25	1,200,000	1,215,336
St. Joseph, Missouri Industrial Development Authority Tax Increment Revenue (Shoppes at North Village Project)
Series A 5.10% 11/1/19	500,000	501,785
Series B 5.375% 11/1/23	1,000,000	1,012,760
		37,287,047
§Pre-Refunded Bonds – 6.54%
Arizona State Transportation Board Highway Revenue 6.25% 7/1/16-09	1,850,000	1,941,594
Benton & Linn Counties, Oregon School District #509J 5.00% 6/1/21-13 (FSA)	1,000,000	1,058,070
Cook County, Illinois Series A 5.375% 11/15/21-11 (FGIC)	2,160,000	2,279,340
Forest Grove, Oregon Revenue Campus (Pacific University) 6.30% 5/1/25-10 (RADIAN)	1,000,000	1,068,510
Golden State, California Tobacco Securitization Settlement Revenue Enhanced Asset-Backed
Series B 5.75% 6/1/23-08	1,000,000	1,020,690
Illinois Educational Facilities Authority Student Housing Revenue (Educational
Advancement-University Center Project) 6.00% 5/1/22-12	750,000	826,905
Lancaster County, Pennsylvania Hospital Authority Revenue (Lancaster General Hospital Project)
5.75% 3/15/21-13	1,000,000	1,099,600
Lunenburg County, Virginia Series B 5.25% 2/1/29-13 (MBIA)	715,000	769,168
New York City, New York Series J 5.50% 6/1/23-13	900,000	978,129
Orlando, Florida Utilities Commission Water & Electric Revenue 5.25% 10/1/20-11	945,000	1,005,102
Pennsylvania State First Series 5.125% 1/15/19-11	3,515,000	3,696,233
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Series J
5.50% 7/1/21-14	1,000,000	1,098,490
Southcentral, Pennsylvania General Authority Revenue (Welllspan Health Obligated Project)
5.625% 5/15/26-11	820,000	879,032
University of North Carolina Revenue (Chapel Hill) Series A 5.375% 12/1/14-11	2,000,000	2,113,220
Virginia State Resource Authority Clean Water Revenue (State Revolving Fund) 6.00% 10/1/16-10	1,000,000	1,067,730
Westminster, Colorado Sales & Use Tax Revenue (Sales Tax Revenue Project) Series A 5.60% 12/1/16-07	740,000	761,364
		21,663,177
Resource Recovery Bonds – 0.46%
Pennsylvania Economic Development Financing Authority Resource Recovery
Revenue (Subordinate Colver Project) Series G 5.125% 12/1/15 (AMT)	1,500,000	1,521,150
		1,521,150
Special Tax Bonds – 6.81%
Baltimore, Maryland Convention Center Hotel Revenue Subordinated Series B 5.00% 9/1/16	1,200,000	1,222,248
Casa Grande, Arizona Excise Tax Revenue 5.00% 4/1/22 (AMBAC)	1,600,000	1,682,048
Dallas, Texas Civic Center Convention Complex Revenue Refunding & Improvement
4.875% 8/15/23 (MBIA)	1,500,000	1,525,830
Everett, Washington Public Facilities District Limited Sales Tax & Intermediate Local Revenue Series A
5.00% 12/1/24	1,285,000	1,341,026
5.00% 12/1/25	2,445,000	2,549,523
Hampton, Virginia Convention Center Revenue 5.25% 1/15/23 (AMBAC)	1,000,000	1,056,660
Metropolitan Pier and Exposition Authority Illinois (McCormick Place Expansion Project)
Series A 5.50% 12/15/24 (FGIC)	2,000,000	2,090,780
Middlesex County, New Jersey Improvement Authority Senior Revenue (Heldrich
Center Hotel/Conference Project) Series A 5.00% 1/1/32	1,000,000	1,002,150

New Jersey Economic Development Authority (Cigarette Tax)
5.50% 6/15/31	1,000,000	1,054,680
5.625% 6/15/18	1,000,000	1,028,510
•New York City, New York Transitional Finance Authority Revenue Refunding-Future
Tax Secured Series A 5.50% 11/1/26	1,000,000	1,066,270
New York State Dormitory Authority State Personal Income Tax Revenue Education
5.00% 3/15/31	1,830,000	1,923,495
New York State Sales Tax Asset Receivables Series A 5.25% 10/15/27 (AMBAC)	1,000,000	1,074,790
Westminster, Colorado Sales & Use Tax Revenue (Sales Tax Revenue Project) Series A
5.60% 12/1/16	760,000	781,812
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation
Revenue Refunding-Sales Tax-2nd Lien-Area B 5.00% 12/1/20	1,500,000	1,554,105
Wyoming State Loan & Investment Board Facilities Revenue 5.00% 10/1/24	1,550,000	1,621,006
		22,574,933
State General Obligation Bonds – 14.89%
California State
5.00% 2/1/26 (AMBAC)	1,500,000	1,551,570
5.00% 2/1/33	1,850,000	1,902,725
5.25% 11/1/17	1,000,000	1,067,180
5.25% 2/1/30 (MBIA)	1,500,000	1,571,205
California State Economic Recovery Series A 5.25% 7/1/14	1,000,000	1,084,430
California State Refunding 5.00% 8/1/14	1,025,000	1,089,780
California State Various Purposes 5.00% 6/1/31	1,000,000	1,035,660
Florida State Board Education Capital Outlay (Public Education) Series B
5.00% 1/1/09	2,500,000	2,547,325
5.00% 6/1/10	750,000	774,758
Georgia State Series D 5.00% 7/1/11	6,865,000	7,185,526
Maryland State & Local Facilities Land Capital Improvement Series A
5.00% 3/1/12	2,000,000	2,106,400
5.25% 3/1/13	2,500,000	2,684,850
Massachusetts State Series B 5.25% 9/1/22 (FSA)	1,750,000	1,952,125
North Carolina Public Improvement Series A 5.00% 3/1/12	4,000,000	4,212,799
Ohio State Series D 5.00% 9/15/14	3,500,000	3,737,685
Pennsylvania State Third Series 2004 5.00% 7/1/09	2,885,000	2,956,837
Puerto Rico Commonwealth Public Improvement Series A 5.25% 7/1/23	1,125,000	1,187,168
•Puerto Rico Commonwealth Series A 5.00% 7/1/30	1,000,000	1,035,080
Puerto Rico Public Buildings Authority Revenue Government Facility Series I 5.50% 7/1/23	2,000,000	2,154,620
•Puerto Rico Public Finance Corporation Commonwealth Appropriation (LOC Puerto Rico
Government Bank) Series A 5.75% 8/1/27	1,000,000	1,063,040
Texas State Water Financial Assistance Series B 5.50% 8/1/35	3,800,000	3,917,762
Washington State Variable Purposes Series B 5.00% 1/1/20	2,500,000	2,539,625
		49,358,150
Transportation Revenue Bonds – 4.61%
Bay Area, California Toll Authority Revenue Series F 5.00% 4/1/31	740,000	776,859
Capital Trust Agency Florida Revenue (Fort Lauderdale/Cargo Acquisition Project)
5.75% 1/1/32 (AMT)	1,750,000	1,827,315
Chicago, Illinois O'Hare International Airport Revenue General-Airport-Third Lien
Series A-2 5.75% 1/1/20 (FSA) (AMT)	1,000,000	1,086,510
Dallas-Fort Worth, Texas International Airport Revenue Series A 5.00% 11/1/15 (XLCA) (AMT)	2,000,000	2,043,720
Georgia Federal Highway Road and Tollway Authority Revenue Bonds 5.00% 6/1/10 (MBIA)	2,000,000	2,069,461
Metropolitan, New York Transportation Authority Revenue Refunding Series A 5.00%
11/15/30 (FSA)	1,000,000	1,036,400
Metropolitan, Washington D.C. Airport Authority Systems Revenue Series A 5.50%
10/1/19 (FGIC) (AMT)	1,000,000	1,067,560
North Texas Tollway Authority Dallas North Tollway System Revenue Series A 5.00%
1/1/20 (FGIC)	1,750,000	1,760,885
Pennsylvania State Turnpike Commission Revenue Series A 5.25% 12/1/20 (AMBAC)	1,230,000	1,323,000
South Carolina Transportation Infrastructure Bank Revenue Series A 5.00% 10/1/33 (AMBAC)	1,700,000	1,770,057
Virginia Port Authority Commonwealth Port Fund Revenue Resolution 5.00% 7/1/12 (AMT)	500,000	521,840
		15,283,607
Water & Sewer Revenue Bonds – 4.59%
Alabama Water Pollution Control Authority Revenue 5.50% 8/15/23 (AMBAC)	1,000,000	1,051,470
Clovis, California Public Financing Authority Wastewater Revenue 5.25% 8/1/30 (MBIA)	1,000,000	1,071,540
Fulton County, Georgia Water & Sewer Revenue 5.25% 1/1/35 (FGIC)	1,500,000	1,591,050
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue
Series A 5.125% 6/15/34	2,775,000	2,887,887
Series C 5.00% 6/15/35	2,555,000	2,652,371
Second General Resolution Series D 5.00% 6/15/39	3,500,000	3,613,540

New York State Environmental Facilities Corporation State Clean Water and Drinking
Water Revenue (New York City Municipal Water Finance Project Second Resolution)
Series F 5.00% 6/15/34	1,000,000	1,041,490
Palm Coast, Florida Utilities System Revenue 5.00% 10/1/24 (MBIA)	1,250,000	1,317,950
		15,227,298
Total Municipal Bonds (cost $304,569,600)		306,584,716

•Variable Rate Demand Notes – 6.23%
Alexandria, Virginia Industrial Development Authority Revenue (Institutional Defense Analyses Project)
3.82% 10/1/35 (AMBAC)	1,200,000	1,200,000
Allegheny County, Pennsylvania Higher Education Building Authority Revenue
Series B 3.85% 12/1/33	1,500,000	1,500,000
Chester County, Pennsylvania Industrial Development Authority Revenue (Archdiocese
of Philadelphia) 3.85% 7/1/31	1,250,000	1,250,000
Colorado Housing & Finance Authority Revenue (Single Family Mortgage) 3.80% 5/1/34	700,000	700,000
Harrison County, West Virginia Industrial Development Revenue (Fox Grocery Co. Project)
3.78% 6/1/14	2,000,000	2,000,000
Jacksonville, Florida Health Facilities Hospital Authority Revenue (Ascension Health)
Series C 3.87% 8/15/19 (MBIA)	5,000,000	5,000,000
Lancaster County, Pennsylvania Hospital Authority Revenue (Willow Valley Retirement Project)
Series A 3.78% 12/1/32 (RADIAN)	500,000	500,000
New Castle, Pennsylvania Area Hospital Authority Revenue (Jameson Memorial
Hospital) 3.80% 7/1/26 (FSA)	500,000	500,000
Pennsylvania Turnpike Commission Revenue Series B 3.75% 12/1/22 (AMBAC)	3,000,000	3,000,000
Saint Louis, Missouri Industrial Development Authority (Wetterau Inc. Project) 3.78% 5/1/09	5,000,000	5,000,000
Total Variable Rate Demand Notes (cost $20,650,000)		20,650,000

Total Value of Securities – 98.73%
(cost $325,219,600)		327,234,716
Receivables and Other Assets Net of Liabilities (See Notes) – 1.27%		4,210,515
Net Assets Applicable to 29,079,440 Shares Outstanding – 100.00%		$331,445,231

Summary of Abbreviations:
AMBAC – Insured by the AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
CDFI – Community Development Financial Institutions
FGIC – Insured by the Financial Guaranty Insurance Company
FSA – Insured by Financial Security Assurance
LOC – Letter of Credit
MBIA – Insured by the Municipal Bond Insurance Association
PSF – Insured by the Permanent School Fund
RADIAN – Insured by Radian Asset Assurance
XLCA – Insured by XL Capital Assurance

§Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 4 in “Notes.”
^Zero coupon security. The rate shown is the yield at the time of purchase.
•Variable rate security. The rate shown is the rate as of May 31, 2007.
¶Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Tax-Free Fund - Delaware Tax-Free USA Intermediate Fund (the Fund).

Security Valuation – Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the Fund net asset value calculations as late as the Fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on February 29, 2008. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments
At May 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$325,219,600
Aggregate unrealized appreciation	3,525,704
Aggregate unrealized depreciation	(1,510,588)
Net unrealized appreciation	$2,015,116

For federal income tax purposes, at August 31, 2006, capital loss carryforwards of $479,849 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $63,767 expires in 2008, $290,864 expires in 2011, $5,791 expires in 2012 and $119,427 expires in 2014.

3. Inverse Floaters
The Fund may participate in inverse floater programs where it transfers its own bonds to a trust that issues floating rate securities and inverse floating rate securities (inverse floaters) with an aggregate principal amount equal to the principal of the transferred bonds. The inverse floaters received by the Fund are derivative tax-exempt obligations with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of the inverse floaters will generally be more volatile than other tax-exempt investments. The Fund typically uses inverse floaters to adjust the duration of its portfolio. Duration measures a portfolio's sensitivity to changes in interest rates. By holding inverse floaters with a different duration than the underlying bonds that the Fund transferred to the trust, the Fund seeks to adjust its portfolio's sensitivity to changes in interest rates. The Fund may also invest in inverse floaters to add additional income to the Fund or to adjust the Fund's exposure to a specific segment of the yield curve. The Fund currently does not have any investments in inverse floaters.

Previously, the Fund treated this transaction as a sale of the bonds and as a purchase of the inverse floating rate securities. Under Statement of Financial Accounting Standards No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (FAS 140), the transfer of the bonds is not considered a sale, but rather a form of financing for accounting purposes.

4. Credit and Market Risk
The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding". "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.
Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor's Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At May 31, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

5. Termination of New Share Purchases of Class B Shares
As of the close of business on May 31, 2007, each fund in the Delaware Investments® Family of Funds no longer accepts new or subsequent investments in Class B shares of the funds, other than a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Delaware Investments® Fund for Class B shares of another Fund, as permitted by existing exchange privileges. Existing Class B shareholders wishing to make subsequent purchases in a Fund's shares will be permitted to invest in other classes of the Fund, subject to that class’ pricing structure and eligibility requirements, if any.

For Class B shares outstanding as of May 31, 2007 and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B share attributes, including the contingent deferred sales charge (CDSC) schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. However, as of the close of business on May 31, 2007, reinvestment of redeemed shares with respect to Class B shares (which, as described in the prospectus, permits you to reinvest within 12 months of selling your shares and have any CDSC you paid on such shares credited back to your account) has been discontinued. In addition, because the Fund's or its distributor’s ability to assess certain sales charges and fees is dependent on the sale of new shares, the termination of new purchases of Class B shares could ultimately lead to the elimination and/or reduction of such sales charges and fees. The Fund may not be able to provide shareholders with advance notice of the reduction in these sales charges and fees. You will be notified via a Prospectus Supplement if there are any changes to any attributes, sales charges, or fees.

Schedule of Investments (Unaudited)

Delaware Tax-Free USA Fund

May 31, 2007

	Principal
	Amount	Value
Municipal Bonds – 98.84%
Corporate Revenue Bonds – 11.90%
Alliance Airport Authority Texas Special Facilities Revenue (American Airlines Project)
Series B 5.25% 12/1/29 (AMT)	$7,500,000	$7,190,549
Brazos, Texas River Authority Pollution Control Revenue
(Texas Utilities) 5.40% 5/1/29 (AMT)	3,000,000	3,065,970
•(TXU Energy Co. Project) Series B 6.30% 7/1/32 (AMT)	3,500,000	3,711,050
Cloquet, Minnesota Pollution Control Revenue (Potlatch Corp. Project) 5.90% 10/1/26	1,695,000	1,737,189
Connecticut State Development Authority Pollution Control Revenue (Connecticut Light
& Power) Series A 5.85% 9/1/28	4,000,000	4,161,000
Golden State, California Tobacco Securitization Corporation Settlement Revenue Refunding Asset-Backed Senior
¶Convertible Series A-2 5.30% 6/1/37	5,000,000	3,788,350
Series A-1 5.125% 6/1/47	1,500,000	1,491,150
Series A-1 5.75% 6/1/47	3,000,000	3,177,810
Indianapolis, Indiana Airport Authority Revenue Special Facilities (Federal Express Corp. Project)
5.10% 1/15/17 (AMT)	2,750,000	2,875,180
Series 1998 5.50% 5/1/29 (AMT)	2,000,000	2,036,800
Mason County, West Virginia Pollution Control Revenue (Appalachian Power Co.
Project) Series K 6.05% 12/1/24 (AMBAC)	3,000,000	3,178,740
Mississippi Business Finance Corporation Pollution Control Revenue (System Energy
Resources, Inc. Project) 5.90% 5/1/22	3,000,000	3,030,240
Petersburg, Indiana Pollution Control Revenue (Indianapolis Power & Light Co. Project) 6.375% 11/1/29 (AMT)	5,000,000	5,347,450
Phenix City, Alabama Industrial Development Board Environmental Improvement
Revenue (Mead Westvaco Corp. Project) Series A 6.35% 5/15/35 (AMT)	3,000,000	3,205,140
•Port Morrow, Oregon Pollution Control Revenue (Portland General Electric Co.) Series A 5.20% 5/1/33	2,600,000	2,652,026
Puerto Rico Industrial, Medical & Environmental Pollution Control Facilities Financing
Authority Revenue (PepsiCo Inc. Project) 6.25% 11/15/13	1,250,000	1,301,738
Richmond County, Georgia Development Authority Environmental Improvement
Revenue (International Paper Co.) Series B 5.95% 11/15/25 (AMT)	5,000,000	5,285,650
South Carolina Jobs Economic Development Authority Industrial Revenue (South
Carolina Electric & Gas Co. Project) Series B 5.45% 11/1/32 (AMBAC) (AMT)	500,000	527,035
Suffolk County, New York Industrial Development Agency Revenue (Keyspan-Port
Jefferson Energy Center) 5.25% 6/1/27 (AMT)	3,500,000	3,647,910
Sugar Creek, Missouri Industrial Development Revenue (Lafarge North America Project)
Series A 5.65% 6/1/37 (AMT)	500,000	526,625
Sweetwater County, Wyoming Solid Waste Disposal Revenue (FMC Corp. Project) 5.60% 12/1/35 (AMT)	5,000,000	5,285,450
Tobacco Settlement Financing Corporation, New Jersey Refunding Senior Series 1A 5.00% 6/1/41	4,000,000	3,909,200
Tobacco Settlement Financing Corporation, Virginia Senior
¶Convertible Series B-2 5.20% 6/1/46	2,500,000	1,932,775
Series B-1 5.00% 6/1/47	4,000,000	3,920,680
		76,985,707
Education Revenue Bonds – 5.98%
Amherst, New York Industrial Development Agency Civic Facilities Revenue (UBF
Faculty Student Housing) Series A 5.75% 8/1/30 (AMBAC)	1,300,000	1,395,537
Illinois Financial Authority Revenue (Illinois Institute of Technology) Series A 5.00% 4/1/36	2,600,000	2,629,432
Massachusetts State Development Finance Agency Revenue (Massachusetts College
of Pharmacy Project) Series C 5.75% 7/1/33	500,000	537,010
Massachusetts State Health & Educational Facilities Authority Revenue (Nichols College Project) Series C
6.00% 10/1/17	908,000	955,497
6.125% 10/1/29	1,000,000	1,049,810
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue
(University of Health Sciences) 5.00% 6/1/31 (MBIA)	1,000,000	1,026,210
New Hampshire Higher Educational & Health Facilities Authority Revenue (New
Hampton School Issue) 5.375% 10/1/28	3,070,000	3,139,229
New Jersey State Educational Facilities Authority Revenue (Stevens Institute of Technology) Series B 5.25% 7/1/24	2,085,000	2,185,309
New York City, New York Industrial Development Agency Civic Facilities Revenue (Vaughn College
Aeronautics) Series B
5.00% 12/1/31	1,510,000	1,494,221
5.25% 12/1/36	1,420,000	1,439,610

Oregon Health & Science University Revenue (Capital Appreciation Insured) Series A
5.00% 7/1/32 (MBIA)	2,000,000	2,073,780
^5.50% 7/1/21 (MBIA)	2,000,000	1,083,500
Oregon State Facilities Authority Revenue Series A
(College Housing Northwest Project) 5.45% 10/1/32	1,000,000	1,033,140
(College Independent Student Housing Project) Series A 5.25% 7/1/30 (XLCA)	1,630,000	1,731,875
Pennsylvania State Higher Educational Facilities Authority Revenue (Widener University) 5.375% 7/15/29	1,000,000	1,050,680
Provo, Utah Charter School Revenue (Freedom Academy Foundation) 5.50% 6/15/37	1,750,000	1,733,445
Saint Louis, Missouri Industrial Development Authority Revenue (Confluence Academy Project) Series A
5.25% 6/15/25	1,150,000	1,152,358
5.35% 6/15/32	2,300,000	2,312,328
San Leanna, Texas Higher Educational Facilities Revenue (Saint Edwards University Project) 4.75% 6/1/32	1,750,000	1,702,558
University of Texas Revenue Series B 5.00% 8/15/37	7,070,000	7,379,665
University of the Virgin Islands Series A 5.375% 6/1/34	500,000	527,590
Vermont University & State Agriculture College 5.125% 10/1/37 (AMBAC)	1,000,000	1,041,790
		38,674,574
Electric Revenue Bonds – 3.01%
Chelan County, Washington Public Utilities District #001 Consolidated Revenue (Chelan
Hydro System) Series A 5.45% 7/1/37 (AMBAC) (AMT)	5,000,000	5,268,950
Missouri Joint Municipal Electric Utilities Commission Revenue Power Project (Plum
Point Project) 5.00% 1/1/34 (MBIA)	7,000,000	7,320,250
Missouri State Environmental Improvement & Energy Resource Authority Pollution
Control Revenue Refunding (St. Joseph Light & Power Company Project) 5.85% 2/1/13 (AMBAC)	2,200,000	2,207,260
Orlando, Florida Utilities Commission Water & Electric Revenue 5.25% 10/1/20	925,000	978,891
Puerto Rico Electric Power Authority Power Revenue
Series NN 5.125% 7/1/29	1,400,000	1,497,118
Series PP 5.00% 7/1/25 (FGIC)	1,000,000	1,046,980
Sikeston, Missouri Electric Revenue Refunding 6.00% 6/1/13 (MBIA)	1,000,000	1,112,230
		19,431,679
Escrowed to Maturity Bonds – 6.39%
Cape Girardeau County, Missouri Industrial Development Authority Health Care
Facilities Revenue (Southeast Missouri Hospital) 5.25% 6/1/16 (MBIA)	440,000	471,332
^Greene County, Missouri Single Family Mortgage Revenue Municipal Multiplier (Private
Mortgage Insurance) 6.10% 3/1/16	1,225,000	855,013
Liberty, Missouri Sewer System Revenue 6.00% 2/1/08 (MBIA)	130,000	131,518
Louisiana Public Facilities Authority Hospital Revenue (Southern Baptist Hospital, Inc. Project) 8.00% 5/15/12	4,240,000	4,692,450
Missouri State Health & Educational Facilities Authority Health Facilities Revenue
Refunding (SSM Health Care) Series AA 6.40% 6/1/10 (MBIA)	500,000	535,435
New Jersey State Highway Authority Garden State Parkway General Revenue (Senior Parkway)
5.50% 1/1/14 (FGIC)	5,000,000	5,458,850
5.50% 1/1/15 (FGIC)	7,310,000	8,058,545
5.50% 1/1/16 (FGIC)	1,000,000	1,111,490
Oklahoma State Turnpike Authority Revenue (First Senior) 6.00% 1/1/22	13,535,000	16,261,762
Umatilla County, Oregon Hospital Facility Authority Revenue (Catholic Health Initiatives) Series A 5.50% 3/1/32	1,000,000	1,058,920
Virgin Islands Public Finance Authority Revenue Series A 7.30% 10/1/18	2,200,000	2,681,888
		41,317,203
Health Care Revenue Bonds – 19.16%
Akron Bath Copley, Ohio Joint Township Hospital District Revenue (Summa Health
System) Series A 5.25% 11/15/31 (RADIAN)	3,000,000	3,140,130
Allegheny County, Pennsylvania Hospital Development Authority Revenue (Health
System-West Pennnsylvania) Series A 5.375% 11/15/40	2,500,000	2,548,625
California Statewide Communities Development Authority Revenue (Kaiser
Permenante) 5.25% 3/1/45	8,500,000	8,763,924
Cape Girardeau County, Missouri Industrial Development Authority Health Care
Facilities Revenue Unrefunded Balance
(Southeast Missouri Hospital) 5.25% 6/1/16 (MBIA)	560,000	594,507
(St. Francis Medical Center) Series A 5.50% 6/1/32	1,000,000	1,050,200
Chatham County, Georgia Hospital Authority Revenue (Memorial Health Medical Center) Series A 6.125% 1/1/24	1,000,000	1,065,980
Cleveland-Cuyahoga County, Ohio Port Authority Revenue Senior Housing (St. Clarence-Geac)
Series A 6.25% 5/1/38	1,500,000	1,561,725
Colorado Health Facilities Authority Revenue (Evangelical Lutheran) Series A 5.25% 6/1/34	4,275,000	4,386,962
Cumberland County, Pennsylvania Municipal Authority Revenue (Diakon Lutheran Ministries Project) 5.00% 1/1/36	2,570,000	2,578,635
Cuyahoga County, Ohio Revenue (Cleveland Clinic Health Systems) Series A 5.50% 1/1/29	7,500,000	7,962,524
Duluth, Minnesota Economic Development Authority Health Care Facilities Revenue
(Benedictine Health System-St. Mary's Hospital) 5.25% 2/15/33	5,000,000	5,146,100
Florence County, South Carolina Hospital Revenue (McLeod Regional Medical Center
Project) Series A 5.25% 11/1/27 (FSA)	3,355,000	3,558,716
Gainesville & Hall County, Georgia Development Authority Revenue Senior Living
Facilities (Lanier Village Estates Project) Series C 7.25% 11/15/29	1,000,000	1,077,880
Henrico County, Virginia Economic Development Authority Revenue (Bon Secours
Health System Inc.) Series A 5.60% 11/15/30	3,140,000	3,299,167

Highlands County, Florida Health Facilities Authority Revenue (Adventist Health System) Series C 5.25% 11/15/36	3,500,000	3,629,290
Illinois Health Facilities Authority Revenue (Elmhurst Memorial Healthcare Project) 5.625% 1/1/28	2,000,000	2,099,840
Jacksonville, Florida Economic Development Community Health Care Facilities
Revenue (Mayo Clinic) 5.00% 11/15/36	7,000,000	7,164,780
Johnson City, Tennessee Health and Educational Facilities Board Hospital Revenue
First Mortgage (Mountain States Health) Series A 5.50% 7/1/36	3,000,000	3,167,700
Joplin, Missouri Industrial Development Authority Health Facilities Revenue (Freeman Health System Project)
5.375% 2/15/35	255,000	266,552
5.75% 2/15/35	405,000	439,364
Knox County, Tennessee Health Educational & Housing Facilities Board Hospital
Revenue (East Tennessee Hospital Project) Series B 5.75% 7/1/33	1,000,000	1,063,100
Lee Memorial Health System Florida Hospital Revenue Series A 5.00% 4/1/37	4,000,000	4,058,720
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project) Series B 5.50% 5/15/32	1,500,000	1,565,625
Lucas County, Ohio Health Care Facility Revenue (Sunset Retirement Communities) Series A 6.625% 8/15/30	2,000,000	2,131,000
Massachusetts State Health & Educational Facilities Authority Revenue (Milford
Regional Medical Center Issue) Series E 5.00% 7/15/32	2,000,000	2,010,140
Michigan State Hospital Finance Authority Revenue
(Ascension Health Credit Group) Series B 5.25% 11/15/26	3,500,000	3,640,595
(Oakwood Obligation Group) Series A 5.75% 4/1/32	2,500,000	2,665,850
(Trinity Health Credit) Series C 5.375% 12/1/30	6,000,000	6,305,460
Missouri State Health & Educational Facilities Authority Health Facilities Revenue
Refunding (Lake Regional Health System Project) 5.70% 2/15/34	500,000	529,025
Montgomery County, Pennsylvania Industrial Development Authority Revenue (Acts
Retirement Communities) Series A 4.50% 11/15/36	2,000,000	1,865,600
Multnomah County, Oregon Hospital Facilities Authority Revenue (Providence Health System) 5.25% 10/1/22	3,500,000	3,696,875
New Jersey Health Care Facilities Financing Authority Revenue (Trinitas Hospital
Obligation Group) Series A 5.25% 7/1/30	3,500,000	3,575,425
New York State Dormitory Authority Revenue (Catholic Health Services of Long Island-
St. Francis Hospital Project) 5.10% 7/1/34	2,500,000	2,543,125
North Carolina Medical Care Commission Health Care Facilities Revenue
(First Mortgage-Presbyterian Homes) 5.40% 10/1/27	4,000,000	4,142,040
(Pennybryn at Mayfield Project) Series A 6.125% 10/1/35	6,000,000	6,346,020
North Carolina Medical Care Commission Hospital Revenue (Northeast Medical Center Project) 5.125% 11/1/34	1,250,000	1,291,988
North Kansas City, Missouri Hospital Revenue Series A 5.00% 11/15/28 (FSA)	500,000	520,970
Prince William County, Virginia Industrial Development Authority Hospital Revenue
(Potomac Hospital Corp.) 5.35% 10/1/36	1,750,000	1,826,948
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities
(Hospital Auxilio Mutuo Obligated Group) Series A 6.25% 7/1/24 (MBIA)	1,200,000	1,208,268
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue
(Trezevant Manor Project) Series A 5.625% 9/1/26	2,500,000	2,560,975
South Carolina Jobs-Economic Development Authority Hospital Revenue Refunding and Improvement (Hampton
Regional Medical Center Project) 5.25% 11/1/36	5,000,000	4,839,750
University Colorado Hospital Authority Revenue Series A 5.25% 11/15/39	2,000,000	2,056,780
		123,946,880
Housing Revenue Bonds – 2.12%
Franklin County, Ohio Multi Family Revenue (Alger Green) Series A 5.80% 5/20/44 (GNMA) (AMT)	1,150,000	1,191,182
Illinois Development Finance Authority Revenue (Section 8) Series A 5.80% 7/1/28 (MBIA) (FHA)	2,790,000	2,847,864
Illinois Housing Development Authority Multi Family Revenue (Crystal Lake
Preservation) Series A-1 5.80% 12/20/41 (GNMA)	2,000,000	2,103,679
Milwaukee, Wisconsin Redevelopment Authority Multifamily Revenue (City Hall Square) 6.30% 8/1/38 (FHA) (AMT)	1,455,000	1,488,116
Missouri State Housing Development Commission Mortgage Revenue Single Family Homeowner
Loan A 5.20% 9/1/33 (GNMA) (FNMA) (AMT)	265,000	269,134
Loan A 7.20% 9/1/26 (GNMA) (FNMA) (AMT)	60,000	61,606
Loan C 7.25% 9/1/26 (GNMA) (FNMA) (AMT)	70,000	70,971
Loan C 7.45% 9/1/27 (GNMA) (FNMA) (AMT)	65,000	65,982
Missouri State Housing Development Commission Multifamily Housing Revenue
(Hyder) Series 3 5.60% 7/1/34 (FHA) (AMT)	1,435,000	1,483,187
(San Remo) Series 5 5.45% 1/1/36 (FHA) (AMT)	500,000	513,410
New Mexico Mortgage Finance Authority Revenue
Series B Class III 6.75% 7/1/25 (GNMA) (FNMA)	220,000	225,619
Series E 6.95% 1/1/26 (GNMA) (FNMA)	185,000	187,516
Oregon Health, Housing, Educational, & Cultural Facilities Authority (Pier Park Project)
Series A 6.05% 4/1/18 (GNMA) (AMT)	1,030,000	1,031,730
Oregon State Housing & Community Services Department Mortgage Revenue Single
Family Mortgage Program Series R 5.375% 7/1/32 (AMT)	985,000	1,001,174
Santa Fe, New Mexico Single Family Mortgage Revenue Series B-1 6.20% 11/1/16 (GNMA) (FNMA) (AMT)	155,000	156,400
St. Louis County, Missouri Industrial Development Authority Housing Development
Revenue Refunding (Southfield & Oak Forest Apartment-A) 5.20% 1/20/36 (GNMA)	1,000,000	1,020,790
		13,718,360

Lease Revenue Bonds – 4.96%
California State Public Works Board Lease Revenue (Department of General
Services-Butterfield) Series A 5.25% 6/1/30	2,750,000	2,907,163
Loudoun County, Virginia Industrial Development Authority Public Safety Facility Lease
Revenue Series A 5.25% 12/15/23 (FSA)	700,000	750,547
Missouri State Development Finance Board Infrastructure Facilities Revenue
(Branson Landing Project) Series A
5.25% 12/1/19	1,435,000	1,491,152
5.50% 12/1/24	2,480,000	2,615,334
5.625% 12/1/28	2,930,000	3,113,418
(Sewer System Improvement Project) Series C 5.00% 3/1/25	605,000	620,446
(Triumph Foods Project) Series A 5.25% 3/1/25	500,000	516,920
Puerto Rico Commonwealth Industrial Development Company General Purpose Revenue Series B 5.375% 7/1/16	1,000,000	1,020,960
Puerto Rico Public Buildings Authority Revenue (Guaranteed Government Facilities)
Series I 5.25% 7/1/33	12,000,000	12,610,799
•Series J 5.00% 7/1/36 (AMBAC)	2,000,000	2,099,080
St. Charles County, Missouri Public Water Supply District #2 Revenue Certificate of Participation (Missouri Project)
Series A 5.25% 12/1/28 (MBIA)	1,000,000	1,044,310
Series B 5.10% 12/1/25 (MBIA)	500,000	511,815
^St. Louis, Missouri Industrial Development Authority Leasehold Revenue (Convention
Center Hotel) 5.80% 7/15/20 (AMBAC)	3,035,000	1,718,872
St. Louis, Missouri Junior College District Leasehold Revenue 5.00% 3/1/23 (AMBAC)	1,000,000	1,048,680
		32,069,496
Local General Obligation Bonds – 7.22%
Boerne, Texas Independent School District Building
5.25% 2/1/27 (PSF)	4,000,000	4,207,560
5.25% 2/1/29 (PSF)	2,960,000	3,110,546
Greene County, Missouri Reorganization School District R8 (Direct Deposit Project) 5.10% 3/1/22 (FSA)	1,500,000	1,563,525
Henderson, Nevada Local Improvement Districts #T-18 5.30% 9/1/35	3,475,000	3,513,190
Jefferson County, Oregon School District #509J 5.00% 6/15/22 (FGIC)	500,000	519,370
Lammersville, California School District Community Facilities District #2002 (Mountain House) 5.125% 9/1/35	4,125,000	4,157,918
Lewisville, Texas Independent School District 6.15% 8/15/21 (PSF)	75,000	78,578
Lincoln County, Oregon School District 5.25% 6/15/12 (FGIC)	700,000	719,719
Melrose Park, Illinois Tax Increment Series B 6.00% 12/15/19 (FSA)	1,250,000	1,335,325
Missouri State Development Finance Board Infrastructure Facilities Revenue
(Crackerneck Creek Project) Series C 5.00% 3/1/26	500,000	510,875
New York City, New York
Series G 5.00% 12/1/33	4,900,000	5,081,349
Series H 6.125% 8/1/25	315,000	319,196
Series I 5.00% 8/1/21	2,500,000	2,612,300
Series I 5.125% 3/1/23	5,875,000	6,129,857
Series J 5.00% 3/1/35	4,000,000	4,149,240
Series J 5.25% 6/1/28	4,950,000	5,213,736
Portland River, Oregon District Urban Renewal & Redevelopment Interstate
Corridor Series A 5.00% 6/15/23 (AMBAC)	250,000	260,565
Powell, Ohio 5.50% 12/1/32 (FGIC)	2,000,000	2,139,680
Taney County, Missouri Reorganization School District R-V (Hollister School District
Direct Deposit Project) 5.00% 3/1/22 (FSA)	1,000,000	1,041,460
		46,663,989
§Pre-Refunded Bonds – 13.65%
Alexandria, Virginia Industrial Development Authority Revenue (Institute for Defense
Analyses) Series A 5.90% 10/1/30-10 (AMBAC)	6,000,000	6,440,640
Deschutes County, Oregon Administrative School District #1 Series A 5.125% 6/15/21-11 (FSA)	1,000,000	1,047,830
Deschutes County, Oregon Hospital Facilities Authority Hospital Revenue (Cascade Health
Services) 5.60% 1/1/32-12	1,250,000	1,335,925
Golden State, California Tobacco Securitization Corporation Settlement Revenue Series B
5.50% 6/1/43-13	8,500,000	9,237,885
5.625% 6/1/38-13	7,500,000	8,200,875
Illinois Educational Facilities Authority Student Housing Revenue (Educational
Advancement Fund-University Center Project) 6.25% 5/1/30-12	5,000,000	5,568,200
Jackson, Ohio Local School District (Stark & Summit Counties) School Facilities
Construction & Improvement 5.625% 12/1/25-10 (FSA)	1,000,000	1,059,450
Jackson, Oregon School District #6 Central Point 5.25% 6/15/20-10 (FGIC)	1,175,000	1,223,610
Lewisville, Texas Independent School District 6.15% 8/15/21-09 (PSF)	2,085,000	2,189,604
Liberty, Missouri Sewer System Revenue 6.15% 2/1/15-09 (MBIA)	1,500,000	1,557,675
Linn County, Oregon Community School District #9 Lebanon 5.60% 6/15/30-13 (FGIC)	2,000,000	2,183,020
Maryland State Economic Development Corporation, Student Housing Revenue
(University of Maryland College Park Project) 5.625% 6/1/35-13	1,125,000	1,230,761
Milledgeville-Baldwin County, Georgia Development Authority Revenue (Georgia College
& State University Foundation Student Housing Project) 6.00% 9/1/33-14	1,000,000	1,093,880
Mississippi Development Bank Special Obligation (Madison County Hospital Project) 6.30% 7/1/22-09	2,070,000	2,210,263

New York City, New York
Series H 6.125% 8/1/25-07	4,685,000	4,749,606
Series J 5.25% 6/1/28-13	450,000	483,093
Orlando, Florida Utilities Commission Water & Electric Revenue 5.25% 10/1/20-11	1,575,000	1,675,170
Payne County, Oklahoma Economic Development Authority Student Housing Revenue
(Collegiate Housing Foundation-Oklahoma State University) Series A 6.375% 6/1/30-11	4,000,000	4,361,080
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Series K 5.00% 7/1/35-15	2,500,000	2,689,900
Puerto Rico Commonwealth Public Improvement Revenue
5.125% 7/1/30-11 (FSA)	920,000	966,212
Series A 5.125% 7/1/31-11	3,495,000	3,670,554
Puerto Rico Electric Power Authority Revenue Series II 5.25% 7/1/31-12	6,000,000	6,432,240
Richmond, Virginia Public Utilities Revenue 5.00% 1/15/27-12 (FSA)	10,000,000	10,475,800
South Miami, Florida Health Facilities Authority Hospital Revenue (Baptist Health South
Florida Group) 5.25% 11/15/33-13	4,000,000	4,262,520
St. Louis, Missouri Airport Revenue (Capital Improvement Project) Series A 5.375% 7/1/21-12 (MBIA)	1,635,000	1,744,005
Vancouver, Washington Limited Tax 5.50% 12/1/25-10 (AMBAC)	1,250,000	1,315,888
Wisconsin Housing & Economic Developing Authority Revenue 6.10% 6/1/21-17 (FHA)	800,000	867,944
		88,273,630
Special Tax Bonds – 5.49%
Bi-State Development Agency Missouri-Illinois Metropolitan District (Metrolink Cross
County Project) Series B 5.00% 10/1/32 (FSA)	2,000,000	2,082,420
Jackson County, Missouri Special Obligation 5.00% 12/1/27 (MBIA)	1,000,000	1,037,930
Middlesex County, New Jersey Improvement Authority Senior Revenue (Heldrich
Center Hotel/Conference Project) Series A	1,500,000	1,503,225
5.00% 1/1/32
5.125% 1/1/37	1,500,000	1,512,120
New Jersey Economic Development Authority (Cigarette Tax)
5.50% 6/15/31	1,000,000	1,054,680
5.75% 6/15/34	2,000,000	2,139,160
New York City, New York Transitional Finance Authority Series D 5.00% 2/1/31	5,000,000	5,175,350
New York State Dormitory Authority State Personal Income Tax Revenue Education 5.00% 3/15/31	5,200,000	5,465,668
New York State Sales Tax Asset Receivables Series A 5.25% 10/15/27 (AMBAC)	1,000,000	1,074,790
Puerto Rico Commonwealth Infrastructure Financing Authority Special Revenue Series B 5.00% 7/1/46	5,600,000	5,736,584
Puerto Rico Convention Center District Authority Revenue (Hotel Occupancy Tax) 5.00% 7/1/31 (AMBAC)	6,250,000	6,592,750
Tampa, Florida Sports Authority Revenue Sales Tax (Tampa Bay Arena Project) 5.75% 10/1/20 (MBIA)	1,000,000	1,148,660
Truth or Consequences, New Mexico Gross Receipts Tax Revenue 6.30% 7/1/16	1,000,000	1,001,680
		35,525,017
State General Obligation Bonds – 10.88%
California State
4.50% 8/1/30	5,825,000	5,665,279
5.00% 2/1/26 (AMBAC)	5,570,000	5,761,497
5.00% 2/1/33	6,350,000	6,530,975
5.25% 2/1/30 (MBIA)	3,500,000	3,666,145
Illinois State Series A 5.00% 3/1/34	5,000,000	5,177,650
Maryland State & Local Facilities Land Capital Improvement Series A
5.00% 8/1/11	5,000,000	5,239,750
5.00% 3/1/12	8,000,000	8,425,600
Pennsylvania State First Series
5.00% 7/1/11	5,955,000	6,219,283
5.00% 7/1/13	3,000,000	3,181,260
Puerto Rico Commonwealth Public Improvement
5.125% 7/1/30 (FSA)	965,000	1,002,172
5.25% 7/1/27 (FSA)	705,000	736,788
Series A 5.125% 7/1/31	7,880,000	8,068,884
Series A 5.25% 7/1/23	500,000	527,630
Series A 5.50% 7/1/19 (MBIA)	9,000,000	10,195,469
		70,398,382
Transportation Revenue Bonds – 3.50%
Capital Trust Agency Florida Revenue
(Fort Lauderdale/Cargo Acquisition Project) 5.75% 1/1/32 (AMT)	3,750,000	3,915,675
(Orlando/Cargo Acquisition Project) 6.75% 1/1/32 (AMT)	2,395,000	2,578,529
Dallas-Fort Worth, Texas International Airport Revenue Series A 5.50% 11/1/31 (FGIC) (AMT)	1,500,000	1,575,645
Grapevine, Texas Industrial Development Corporate Revenue (Air Cargo) 6.50% 1/1/24 (AMT)	920,000	987,684
Houston, Texas Industrial Development Corporate Revenue (Air Cargo) 6.375% 1/1/23 (AMT)	2,000,000	2,135,460
Metropolitan, New York Transportation Authority Revenue Refunding Series A 5.00% 11/15/30 (FSA)	3,000,000	3,109,200
Pennsylvania State Turnpike Commission Revenue Series A 5.00% 12/1/34 (AMBAC)	500,000	522,105
South Carolina Transportation Infrastructure Revenue Series A 5.00% 10/1/33 (AMBAC)	7,500,000	7,809,075
		22,633,373

Water & Sewer Revenue Bonds – 4.58%
Augusta, Georgia Water & Sewer Revenue 5.25% 10/1/34 (FSA)	4,375,000	4,669,219
Clovis, California Public Financing Authority Wastewater Revenue 5.25% 8/1/30 (MBIA)	1,000,000	1,071,540
Fulton County, Georgia Water & Sewer Revenue 5.25% 1/1/35 (FGIC)	1,000,000	1,060,700
Metropolitan St. Louis, Missouri Sewer District Wastewater Revenue Series A 5.00% 5/1/34 (MBIA)	1,250,000	1,299,700
Missouri State Environmental Improvement & Energy Resource Authority Water Pollution Control Revenue
Unrefunded Balance (State Revolving Fund Project) Series A 6.05% 7/1/16 (FSA)	1,060,000	1,061,908
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue Series A
5.125% 6/15/34	12,125,000	12,618,245
5.25% 6/15/34	3,705,000	3,881,654
Portland, Oregon Sewer Systems Revenue (Second Lien) Series A 5.00% 6/1/23 (FSA)	325,000	338,663
Virgin Islands Water & Power Authority Water System Revenue 5.50% 7/1/17	510,000	527,391
West Virginia State Water Development Authority Revenue (Loan Program III) Series A
6.375% 7/1/39 (AMBAC) (AMT)	2,890,000	3,102,704
		29,631,724
Total Municipal Bonds (cost $610,546,629)		639,270,014

•Variable Rate Demand Notes – 0.54%
Idaho Health Facilities Authority Revenue (St. Lukes Medical Center Project) 3.88% 7/1/30 (FSA)	500,000	500,000
Pennsylvania State University Series A 3.75% 4/1/31	1,800,000	1,800,000
University of Pittsburgh of the Commonwealth System of Higher Education (University
Capital Project) Series A 3.76% 9/15/09	1,200,000	1,200,000
Total Variable Rate Demand Notes (cost $3,500,000)		3,500,000

Total Value of Securities – 99.38%
(cost $614,046,629)		642,770,014
Receivables and Other Assets Net of Liabilities (See Notes) – 0.62%		4,039,037
Net Assets Applicable to 56,215,491 Shares Outstanding – 100.00%		$646,809,051

Summary of Abbreviations:
AMBAC – Insured by the AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
FGIC – Insured by the Financial Guaranty Insurance Company
FHA – Insured by the Federal Housing Administration
FNMA – Insured by Federal National Mortgage Association
FSA – Insured by Financial Security Assurance
GNMA – Insured by Government National Mortgage Association
MBIA – Insured by the Municipal Bond Insurance Association
PSF – Insured by the Permanent School Fund
RADIAN – Insured by Radian Asset Assurance
XLCA – Insured by XL Capital Assurance

§Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 4 in “Notes.”
•Variable rate security. The rate shown is the rate as of May 31, 2007.
^Zero coupon security. The rate shown is the yield at the time of purchase.
¶Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Tax-Free Fund - Delaware Tax-Free USA Fund (the Fund).

Security Valuation – Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the Fund net asset value calculations as late as the Fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on February 29, 2008. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments
At May 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$614,046,629
Aggregate unrealized appreciation	29,442,339
Aggregate unrealized depreciation	(718,954)
Net unrealized appreciation	$28,723,385

For federal income tax purposes, at August 31, 2006, capital loss carryforwards of $5,575,182 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $5,503,036 expires in 2008 and $72,146 expires in 2009.

3. Credit and Market Risk
The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding". "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor's Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At May 31, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

4. Termination of New Purchases of Class B Shares
As of the close of business on May 31, 2007, each fund in the Delaware Investments® Family of Funds no longer accepts new or subsequent investments in Class B shares of the funds, other than a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Delaware Investments® Fund for Class B shares of another Fund, as permitted by existing exchange privileges. Existing Class B shareholders wishing to make subsequent purchases in a Fund's shares will be permitted to invest in other classes of the Fund, subject to that class’ pricing structure and eligibility requirements, if any.

For Class B shares outstanding as of May 31, 2007 and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B share attributes, including the contingent deferred sales charge (CDSC) schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. However, as of the close of business on May 31, 2007, reinvestment of redeemed shares with respect to Class B shares (which, as described in the prospectus, permits you to reinvest within 12 months of selling your shares and have any CDSC you paid on such shares credited back to your account) has been discontinued. In addition, because the Fund's or its distributor’s ability to assess certain sales charges and fees is dependent on the sale of new shares, the termination of new purchases of Class B shares could ultimately lead to the elimination and/or reduction of such sales charges and fees. The Fund may not be able to provide shareholders with advance notice of the reduction in these sales charges and fees. You will be notified via a Prospectus Supplement if there are any changes to any attributes, sales charges, or fees.

5. Subsequent Event
As of the close of business on July 13, 2007, Delaware Tax-Free USA Fund (the Acquiring Fund) acquired all of the assets and assumed all of the liabilities of Delaware Tax-Free Florida Insured Fund (the Acquired Fund), an open-end investment company, in exchange for shares of the Acquiring Fund pursuant to the Plan and Agreement of Reorganization (the Reorganization). The shareholders of the Acquired Fund received shares of the respective class of the Acquiring Fund equal to the aggregate net asset value of their share in the Acquired Fund prior to the Reorganization.

The Reorganization was treated as a non-taxable event and, accordingly, the Acquiring Fund’s basis in the securities acquired reflected the historical cost basis as of the date of transfer. The net assets and net unrealized appreciation of the Acquired Fund, as of the close of business on July 13, 2007 were as follows:

Net Unrealized
Net Assets	Appreciation
$88,309,928	$2,426,693

The net assets of the Acquiring Fund prior to the Reorganization was $795,540,696. The combined net assets of the Acquiring Fund after merger was $883,850,624.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: